Average Annual Total Returns - ClearBridge International Value Fund	Mar. 01, 2021
MSCI All Country World Index Ex-U.S. (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	10.65%	[1]
5 Years	8.93%	[1]
10 Years	4.92%	[1]
Class A
Average Annual Return:
1 Year	(5.21%)
5 Years	1.24%
10 Years	2.16%
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	(5.25%)
5 Years	1.07%
10 Years	1.86%
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(2.74%)
5 Years	1.16%
10 Years	1.72%
Class C
Average Annual Return:
1 Year	(1.08%)
5 Years	1.70%
10 Years	2.02%
Class I
Average Annual Return:
1 Year	0.84%
5 Years	2.78%
10 Years	3.14%
Class R
Average Annual Return:
1 Year	0.32%
5 Years	2.19%
10 Years		[2]
Since Inception	(0.22%)
Inception Date	Jan. 31, 2014
Class IS
Average Annual Return:
1 Year	0.99%
5 Years	2.89%
10 Years	3.24%

[1]	For Class R shares, for the period from the class’ inception date to December 31, 2020, the average annual total return of the MSCI All Country World Index Ex-U.S. was 5.59%.
[2]	N/A